Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Commercial (Details) - Receivables Acquired with Deteriorated Credit Quality [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total Commercial [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	$ 0	$ 29
Total PCI loans (carrying value)	86	677
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	0	0
Total PCI loans (carrying value)	86	237
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	0	20
Total PCI loans (carrying value)	0	383
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	0	9
Total PCI loans (carrying value)	0	57
Financing Receivables, 1 to 29 Days Past Due [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	86	636
Financing Receivables, 1 to 29 Days Past Due [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	86	235
Financing Receivables, 1 to 29 Days Past Due [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	0	353
Financing Receivables, 1 to 29 Days Past Due [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	0	48
30-89 days past due and still accruing [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	0	12
30-89 days past due and still accruing [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	0	2
30-89 days past due and still accruing [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	0	10
30-89 days past due and still accruing [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Total PCI loans (carrying value)	$ 0	$ 0